SHAREHOLDERS' EQUITY (Schedule of Assumptions used in Fair Value of Option Granted) (Details) - Stock Option [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	63.00%	64.00%	71.00%
Risk-free interest rate	2.19%	2.07%	2.44%
Contractual term	10 years	10 years	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise multiple	191.00%	178.00%	178.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Early exercise multiple	215.00%	203.00%	203.00%